Note payable (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2017 CAD ($)
Note payable
Interest		$ 329	$ 327
Note Payable
Note payable
Opening balance as of beginning of year		270	2,204
Accretion (adjustment to present value)			37
Interest		15	18
Unrealized foreign exchange (gain)/loss		41	(113)
Repayment of interest		(63)	(274)
Principal repayment		$ (263)	(1,602)
Closing balance as of end of year			$ 270
SMSA
Note payable
Accrued interest on overdue payments (in percent)	1.00%
Accrued penalty interest on overdue payments (in percent)	10.00%
Sigma Brazil
Note payable
Ownership interest acquired	11.00%			11.00%
Consideration for acquisition	R$ 20,200			$ 7,650